Cover	Mar. 19, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 19, 2024
Entity Registrant Name	OBLONG, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35376
Entity Tax Identification Number	77-0312442
Entity Address, Address Line One	110 16th Street
Entity Address, Address Line Two	Suite 1400 - 1024
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	213
Local Phone Number	683-8863 ext. 5
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	OBLG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000746210
Amendment Flag	false